CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Leased hotels	¥ 4,986,872	$ 769,840	¥ 4,522,431	¥ 3,870,887
Manachised and franchised hotels	1,123,979	173,512	742,797	549,958
Total revenues	6,110,851	943,352	5,265,228	4,420,845
Less: Business tax and related taxes	336,227	51,904	300,500	252,216
Net revenues	5,774,624	891,448	4,964,728	4,168,629
Operating costs and expenses:
Hotel operating costs	4,512,147	696,556	3,878,027	3,181,666
Selling and marketing expenses	179,568	27,720	187,435	138,129
General and administrative expenses	403,008	62,214	342,128	284,756
Pre-opening expenses	110,011	16,983	186,325	211,284
Total operating costs and expenses	5,204,734	803,473	4,593,915	3,815,835
Other operating income, net	31,264	4,827	18,551	27,750
Income from operations	601,154	92,802	389,364	380,544
Interest income	26,712	4,124	23,162	6,856
Interest expense	3,854	595	1,533	813
Other income, net	4,083	630	4,749	1,907
Foreign exchange gain (loss)	7,814	1,206	(246)	21
Income before income taxes	635,909	98,167	415,496	388,515
Income tax expense	196,529	30,339	113,105	104,820
Net income	439,380	67,828	302,391	283,695
Less: net income (loss) attributable to noncontrolling interest	2,780	429	(4,957)	3,837
Net income attributable to China Lodging Group, Limited	436,600	67,399	307,348	279,858
Other comprehensive income
Unrealized securities holding gains , net of tax of nil, 9,485 and 7,151 for 2013, 2014 and 2015	68,069	10,508	28,458
Foreign currency translation adjustments, net of tax of nil for 2013, 2014 and 2015	3,535	546	(1,082)	(976)
Comprehensive income	510,984	78,882	329,767	282,719
Comprehensive income (loss) attributable to the noncontrolling interest	2,780	429	(4,957)	3,837
Comprehensive income attributable to China Lodging Group, Limited	¥ 508,204	$ 78,453	¥ 334,724	¥ 278,882
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	¥ 1.74	$ 0.27	¥ 1.23	¥ 1.14
Diluted (in RMB and dollars per share) | (per share)	¥ 1.70	$ 0.26	¥ 1.21	¥ 1.12
Weighted average number of shares used in computation:
Basic (in shares)	250,533,204	250,533,204	248,957,645	245,187,348
Diluted (in shares)	256,104,167	256,104,167	253,004,204	249,486,284